Condensed Consolidated Statements of Changes in Stockholder's Deficit - USD ($)	Common Stock Iris Parent Holding Corp	Additional Paid in Capital Iris Parent Holding Corp	Additional Paid in Capital	Stock Subscription Receivable Iris Parent Holding Corp	Accumulated Deficit Iris Parent Holding Corp	Accumulated Deficit	Iris Parent Holding Corp	Total
Beginning balance at Dec. 31, 2022		$ 10		$ (10)	$ (22)		$ (22)
Beginning balance (in shares) at Dec. 31, 2022	100
Net loss					(378)	$ (4,984,000)	(378)	$ (4,984,000)
Ending balance at Dec. 31, 2023		10		(10)	(400)		$ (400)
Ending balance (in shares) at Dec. 31, 2023	100						100
Net loss					(247)	(1,754,000)	$ (247)	(1,754,000)
Ending balance at Mar. 31, 2024		10		(10)	(647)		(647)
Ending balance (in shares) at Mar. 31, 2024	100
Beginning balance at Dec. 31, 2023		10		(10)	(400)		$ (400)
Beginning balance (in shares) at Dec. 31, 2023	100						100
Net loss			$ 0		(405)	(3,546,000)	$ (405)	(3,546,000)
Ending balance at Dec. 31, 2024		10		(10)	(805)		$ (805)
Ending balance (in shares) at Dec. 31, 2024	100						100
Net loss					(255)	$ (328,000)	$ (255)	$ (328,000)
Ending balance at Mar. 31, 2025		$ 10		$ (10)	$ (1,060)		$ (1,060)
Ending balance (in shares) at Mar. 31, 2025	100						100